PROVISIONS AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of provisions
The following table provides a continuity of the balances for the following periods:

	Asset retirement obligations	Finance leases	Restructuring provision - onerous office lease contracts	Other liabilities	Total
Balance, December 31, 2015	$703.4	$4.3	$—	$0.3	$708.0
Incurred during the period	—	35.0	—	2.9	37.9
Property dispositions	(11.8)	—	—	—	(11.8)
Expenditures on remediation/provisions settled	(20.0)	(1.4)	—	(0.1)	(21.5)
Other revisions	(34.4)	—	—	1.3	(33.1)
Accretion (amortization)	15.1	—	—	—	15.1
Balance, December 31, 2016	$652.3	$37.9	$—	$4.4	$694.6
Incurred during the period	5.4	—	26.5	(1.5)	30.4
Property dispositions	(420.4)	(2.0)	—	—	(422.4)
Expenditures on remediation/provisions settled	(15.9)	(1.7)	(0.3)	(0.6)	(18.5)
Other revisions	3.9	—	—	—	3.9
Accretion (amortization)	11.4	—	—	—	11.4
Balance, December 31 2017	$236.7	$34.2	$26.2	$2.3	$299.4

As at December 31, 2017	Asset retirement obligations	Finance leases	Restructuring provision - onerous office lease contracts	Other liabilities	Total
Current	$29.9	$0.9	$4.4	$—	$35.2
Long term	206.8	33.3	21.8	2.3	264.2
	$236.7	$34.2	$26.2	$2.3	$299.4

As at December 31, 2016
Current	$20.0	$1.5	$—	$0.6	$22.1
Long term	632.3	36.4	—	3.8	672.5
	$652.3	$37.9	$—	$4.4	$694.6

Assumptions used to estimate asset retirement obligations
The following assumptions were used to estimate the ARO liability:

	As at
	December 31, 2017	December 31, 2016
Total escalated future costs	$420.2	$2,120.4
Discount rate, per annum	2.3%	2.3%
Inflation rate, per annum	1.5%	1.5%